SUMMARY OF CHANGES IN CONTRACT LIABILITIES (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Revenue from Contract with Customer [Abstract]
Balances at the beginning of the year	¥ 352,651	¥ 144,770	¥ 713,803
Billings and not recognized as revenue yet during the year	252,260	352,651	144,770
Revenue recognized from opening balance of contract liabilities	(352,651)	(144,770)	(713,803)
Balances at the end of the year	¥ 252,260	¥ 352,651	¥ 144,770